Financial instruments (Details 11) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011 year	Dec. 31, 2010 year
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,818	5,862
Redeemable	5,278	7,061
Total fair value	10,096	12,923
Unfunded commitments	1,677	1,743
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	2,248	2,399
Redeemable attributable to non-controlling interest	91	95
Unfunded commitments attributable to non-controlling interest	540	641
High end of period of time, in years, that the underlying assets of non-redeemable funds are expected to be liquidated	10	10
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	85	37
Redeemable	4,847	6,260
Total fair value	4,932	6,297
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	45	0
Redeemable	61	29
Total fair value	106	29
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	40	37
Redeemable	4,864	6,340
Total fair value	4,904	6,377
Unfunded commitments	0	0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	46.00%	47.00%
Percentage of investment subject to monthly redemption	17.00%	22.00%
Percentage of investment subject to quarterly redemption	19.00%
Percentage of investment subject to annual redemption	18.00%	16.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	(78)	(109)
Total fair value	(78)	(109)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,733	5,825
Redeemable	431	801
Total fair value	5,164	6,626
Unfunded commitments	1,677	1,743
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	67	33
Redeemable	431	801
Total fair value	498	834
Unfunded commitments	274	234
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	10.00%	22.00%
Percentage of investment subject to monthly redemption		17.00%
Percentage of investment subject to quarterly redemption	72.00%	51.00%
Percentage of investment subject to annual redemption	17.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,306	4,609
Redeemable	0	0
Total fair value	4,306	4,609
Unfunded commitments	1,403	1,509
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	360	1,183
Redeemable	0	0
Total fair value	360	1,183
Unfunded commitments	0	0
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	58	20
Redeemable	268	330
Total fair value	326	350
Unfunded commitments	219	234
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	9	12
Redeemable	0	0
Total fair value	9	12
Unfunded commitments	18	19
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4	8
Redeemable	50	219
Total fair value	54	227
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3,136	3,516
Redeemable	0	0
Total fair value	3,136	3,516
Unfunded commitments	954	1,054
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	338	322
Redeemable	0	0
Total fair value	338	322
Unfunded commitments	200	223
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	5	5
Redeemable	113	252
Total fair value	118	257
Unfunded commitments	55	0
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	823	759
Redeemable	0	0
Total fair value	823	759
Unfunded commitments	231	213